Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 22, 2016
Entity Registrant Name	dei_EntityRegistrantName	Ark ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2016
Prospectus Date	rr_ProspectusDate	Jan. 22, 2016
The 3D Printing ETF (Prospectus Summary) | The 3D Printing ETF | The 3D Printing ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNT
ARK Israel Innovative Technology ETF (Prospectus Summary) | ARK Israel Innovative Technology ETF | ARK Israel Innovative Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZRL